Marketable Securities And Fair Value Disclosures	12 Months Ended
Mar. 31, 2011
Marketable Securities And Fair Value Disclosures [Abstract]
Marketable Securities And Fair Value Disclosures

3. Marketable Securities and Fair Value Disclosures

Marketable Securities

     The Company's marketable securities are classified as available-for-sale securities and, accordingly, are recorded at fair value. The difference between amortized cost and fair value is included in stockholders' equity. At March 31, 2011 and 2010, respectively, there were investments with an immaterial gross unrealized loss.

The following is a summary of marketable securities at March 31, 2011 and 2010 (in thousands):

		Gross	Gross	Fair Market
	Cost at	Unrealized	Unrealized	Value at
	March 31, 2011	Gains	Losses	March 31, 2011

Short-term government-backed securities	$76,368	$21	$(18)	$76,371

Short-term commercial paper	39,728	45	(18)	39,755

		Gross	Gross	Fair Market
	Cost at	Unrealized	Unrealized	Value at
	March 31, 2010	Gains	Losses	March 31, 2010

Short-term government-backed securities	$54,438	$35	$(4)	$54,469

Long-term government-backed securities	7,267	75	—	7,342

Fair Value Hierarchy

     In January 2010, the Financial Accounting Standards Board ("FASB") issued guidance related to disclosures of fair value measurements. The guidance requires gross presentation of activity within the Level 3 measurement roll-forward and details of transfers in and out of Level 1 and 2 measurements. It also clarifies two existing disclosure requirements on the level of disaggregation of fair value measurements and disclosures on inputs and valuation techniques. A change in the hierarchy of an investment from its current level will be reflected in the period during which the pricing methodology of such investment changes. Disclosure of the transfer of securities from Level 1 to Level 2 or Level 3 will be made in the event that the related security is significant to total cash and investments. The Company did not have any transfers of assets and liabilities between Level 1 and Level 2 of the fair value measurement hierarchy during fiscal 2010.

     A valuation hierarchy for disclosure of the inputs to valuation used to measure fair value has been established. This hierarchy prioritizes the inputs into three broad levels as follows:

Level 1-	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2-

Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3-

Unobservable inputs that reflect the Company's assumptions that market participants would use in pricing the asset or liability. The Company develops these inputs based on the best information available, including its own data.

     A financial asset's or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

     The following table provides the assets and liabilities carried at fair value, measured as of March 31, 2011 and 2010 (in thousands):

	Total	Quoted Prices in	Using Significant Other	Using Significant
	Carrying	Active Markets	Observable Inputs	Unobservable Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
March 31, 2011:
Assets:
Cash equivalents	$49,837	$49,837	$—	$—
Short-term government-backed securities	76,371	—	76,371	—
Short-term commercial paper	39,755	—	39,755	—
Derivatives	3,087	—	3,087	—

	Total	Quoted Prices in	Using Significant Other	Using Significant
	Carrying	Active Markets	Observable Inputs	Unobservable Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
March 31, 2010:
Assets:
Cash equivalents	$29,054	$29,054	$—	$—
Short-term government-backed securities	54,469	—	54,469	—
Long-term government-backed securities	7,342	—	7,342	—
Derivatives	168	—	168	—

Valuation Techniques

Cash Equivalents

     Cash equivalents consist of highly liquid instruments with maturities of three months or less that are regarded as high quality, low risk investments and are measured using such inputs as quoted prices, and are classified within Level 1 of the valuation hierarchy. Cash equivalents consist principally of certificate of deposits and money market accounts.

Marketable Securities

     Marketable securities consist primarily of government-backed securities and commercial paper and are measured using such inputs as quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (for example, interest rates and yield curves observable at commonly quoted intervals), and inputs that are derived principally from or corroborated by observable market data by correlation or other means, and are classified within Level 2 of the valuation hierarchy. Short-term marketable securities generally have maturities of greater than three months from original purchase date but less than twelve months from the date of the balance sheet. The Company determines the appropriate classification of its marketable securities at the time of purchase and re-evaluates such classification as of each balance sheet date. All marketable securities are considered available-for-sale and are carried at fair value. The Company periodically reviews the realizability of each short-term and long-term marketable security when impairment indicators exist with respect to the security. If an other-than-temporary impairment of value of the security exists, the carrying value of the security is written down to its estimated fair value.

Derivatives

     The derivatives entered into by the Company are valued using over-the-counter quoted market prices for similar instruments, and are classified within Level 2 of the valuation hierarchy.